Deerfield Warrants - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 15, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Warrant Obligation, Fair Value	$ 4,000
Weighted average remaining contractual life of outstanding share options		8 years 5 months 15 days	8 years 8 months 12 days	9 years 3 months 14 days
Facility Agreement with Deerfield Partners, L.P.
Disclosure of detailed information about borrowings [line items]
Warrant Obligation, Fair Value	$ 12,297	$ 793
Warrants, Tranche One
Disclosure of detailed information about borrowings [line items]
Convertible Notes, Shares Converted	4,412,840
Warrants, Tranche One, Price One
Disclosure of detailed information about borrowings [line items]
Convertible Notes, Shares Converted	2,631,578
Warrants, Shares Converted, Exercise Price	$ 24.70
Warrants, Tranche One, Price Two
Disclosure of detailed information about borrowings [line items]
Convertible Notes, Shares Converted	1,781,262
Warrants, Shares Converted, Exercise Price	$ 28.07